Financial instruments and financial risk management (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares
Statements [Line Items]
Marketable securities	$ 2,683,560	$ 0
Number of shares for marketable securities | shares	813,200	0
Value at risk	$ 268,356
Other Price Risk Per Share | $ / shares	$ 3.30
Reasonable Change In Fair Value Result In A Change In Income (Loss) Percentage	10.00%